RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

13.   RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various service agreements and reflects for all periods presented herein. The major related parties and their relationships with the Group, and the nature of their services provided to the Group are summarized as follows:

	Relationship with the	Major transaction with the
Company name	Group	Group
Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin”)	Subsidiary of CreditEase	System support services, sales of goods and related party loans

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical support services and acquisition and referral services

China Rise Insurance Broker Limited (“Huajin”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Sales of goods

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Qiyun Technology Development (Beijing) Co., Ltd.	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase E-Share Technology (Beijing) Limited (“Qixiang”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Beijing Yixin Public Welfare Foundation	Non-Governmental Organizations	Donation

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

13.   RELATED PARTY BALANCES AND TRANSACTIONS — continued

The information about costs and expenses incurred for services provided by CreditEase, its subsidiaries and affiliates for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
System support services	100,635	72,035	280,141
Credit assessment services	110,566	118,395	163,589
Collection services	22,735	29,188	110,383
Customers acquisition and referral services	216,958	175,471	9,935
Others services	91	1,824	1,003
Total costs and expenses	450,985	396,913	565,051

The costs and expenses incurred for customers acquisition and referral service provided by Ruicheng for the years ended December 31, 2022, 2023 and 2024 amounted to RMB155,093, RMB175,824 and RMB9,641, respectively, accounting for 20%, 18% and 1% of origination, servicing and other operating costs.

Revenue derived from services provided by the Group to CreditEase, its subsidiaries and affiliates for the years ended December 31, 2022, 2023 and 2024 is recorded as other revenue and is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customers acquisition and referral service	409,688	140,782	32,192
Others services	1,322	813	—
Total revenue	411,010	141,595	32,192

The information about loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Pucheng Credit	(200,000)	—	(100,000)
Puxin	—	—	(1,000,000)
Total	(200,000)	—	(1,100,000)

13.   RELATED PARTY BALANCES AND TRANSACTIONS — continued

The information about loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities of the Company’s consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Qichuang	(43,000)	—	—
Hengda Hongyuan (a)	(139,000)	(195,800)	—
Total	(182,000)	(195,800)	—

(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 14.

Details of related party balances as of December 31, 2023 and 2024 are as follows:

(i)Amounts due from related parties

	December 31,	December 31,
	2023	2024
	RMB	RMB
Pucheng Credit (c)	203,353	1,755,644
Puxin (b)	139,071	1,109,759
Zhuoyue (a)	310,354	224,024
Hainan CreditEase (a)	26,073	1,416
Huichuang (a)	76,118	2
Others	65,212	297,107
Total	820,181	3,387,952

(ii)Amounts due to related parties

	December 31,	December 31,
	2023	2024
	RMB	RMB
Puxin(e)	—	98,071
Pucheng Credit (d)	9,084	31,172
Zhicheng A’Fu (d)	3,786	—
Others	1,544	386
Total	14,414	129,629

(a)Amounts relate to the referral services provided to the related parties.

(b)Amounts relate to the prepayment of system support services and loans provided to the related party. Interest income for the years ended December 31, 2022, 2023 and 2024 were nil, nil and RMB8,316, respectively.

(c)Amounts relate to the loans provided to the related party and prepayment of investment. Interest income for the years ended December 31, 2022, 2023 and 2024 were RMB3,774, RMB6,937 and RMB9,067, respectively.

(d)Amounts relate to the provision of credit assessment, collection services provided by the related parties.

(e)Amounts relate to the provision of AI technology services and system development fees.

13.   RELATED PARTY BALANCES AND TRANSACTIONS — continued

Non-competition arrangement

The Group entered into a non-competition agreement with CreditEase, under which they agreed not to compete with each other’s core business. The non-competition agreement was amended and restated on December 31, 2020. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online wealth business targeting the mass affluent(which refers to individuals with RMB1million to RMB10 million investable financial assets), unsecured and secured consumer lending, financing leasing, small and medium enterprise lending and other related services and businesses (“Yiren Digital Business”), and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the Yiren Digital Business and (ii) other businesses that the Group and CreditEase may mutually agree from time to time.